MFA 2024-NQM2 Trust ABS-15G

EXHIBIT 99.09

Client Name:
Client Project Name:	MFA 2024-NQM2
Start - End Dates:	3/27/2023 - 4/11/2024
Deal Loan Count:	154

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER113	Loan amount is below guideline minimum	1
Credit	Terms/Guidelines	CRDTER127	Payment shock does not meet guidelines	3
Credit	Terms/Guidelines	CRDTER146	Missing lender's loan approval/underwriting form	1
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	3
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	2
Credit	Credit/Mtg History	CRDCRMH118	Mortgage/rental lates exceed guidelines	2
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	2
Credit	Credit/Mtg History	CRDCRMH2662	Number of mortgaged properties exceeds guideline limit	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	9
Credit	DTI	CRDDTI187	Debt Ratio > 50%	1
Credit	DTI	CRDDTI2540	Missing verification of some or all components of non-subject PITI	1
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	6
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	9
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	1
Credit	Income/Employment	CRDINC889	Income is Not Reasonable	1
Credit	Insurance	CRDINSR289	Insufficient Hazard Insurance Coverage	1
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	1
Property Valuations	Appraisal	PRVAAPPR151	Appraisal dated beyond acceptable date range per guidelines	1
Property Valuations	Appraisal	PRVAAPPR237	Appraisal is stale dated without recertification in file	1
Compliance	Borrower's Interest	CMPBI1203	VA - Refi within 12 mos/undetermined	1
Compliance	Documentation	CMPDOC2500	Some funds escrowed based on written agreement for completion of improvements to property	1
Total				52

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